Prepayments and other current assets	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Prepayments and other current assets
Prepayments and other current assets
6.	Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2022	2021
Prepaid service fees(1)	$1,309,069	$1,708,093
Prepaid insurance fee	$44,519	$68,110
Prepaid legal service fee	—	8,334
Prepaid income tax expenses	318,162	—
Total	$1,671,750	$1,784,537
(1)	Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.

5.Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2021	2020
Prepaid service fees	$1,708,093	$1,385,756
Prepaid legal service fee	8,334	575,594
Prepaid insurance fee	68,110	—
Other current assets	—	1,752
Total	$1,784,537	$1,963,102

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.